Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000152590 | NVIDIA Corp9457250
Holdings [Line Items]
Percent of Total Investments	4.40%
C000152590 | Apple Inc9456884
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152590 | Microsoft Corp9457216
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152590 | Alphabet Inc9456854
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152590 | Taiwan Semiconductor Manufacturing Co Ltd9456651
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152590 | Amazon.com Inc9456860
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152590 | Visa Inc9456496
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152590 | Adobe Inc9457458
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152590 | Samsung Electronics Co Ltd9456622
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152590 | Alphabet Inc9456857
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152590 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152590 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000152590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000152590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000152591 | NVIDIA Corp9457250
Holdings [Line Items]
Percent of Total Investments	4.40%
C000152591 | Apple Inc9456884
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152591 | Microsoft Corp9457216
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152591 | Alphabet Inc9456854
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152591 | Taiwan Semiconductor Manufacturing Co Ltd9456651
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152591 | Amazon.com Inc9456860
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152591 | Visa Inc9456496
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152591 | Adobe Inc9457458
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152591 | Samsung Electronics Co Ltd9456622
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152591 | Alphabet Inc9456857
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152591 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152591 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000152591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000152591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000152592 | U.S. Treasury Notes9450237
Holdings [Line Items]
Percent of Total Investments	4.50%
C000152592 | U.S. Treasury Notes9450244
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152592 | U.S. Treasury Bonds9450249
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152592 | UMBS9449711
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152592 | U.S. Treasury Notes9450241
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152592 | U.S. Treasury Bonds9449558
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152592 | U.S. Treasury Notes9449537
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152592 | U.S. Treasury Notes9449529
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152592 | UMBS9449699
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152592 | UMBS9449709
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152592 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152592 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152592 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152592 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152592 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152592 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152592 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000152592 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000152593 | U.S. Treasury Notes9450237
Holdings [Line Items]
Percent of Total Investments	4.50%
C000152593 | U.S. Treasury Notes9450244
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152593 | U.S. Treasury Bonds9450249
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152593 | UMBS9449711
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152593 | U.S. Treasury Notes9450241
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152593 | U.S. Treasury Bonds9449558
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152593 | U.S. Treasury Notes9449537
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152593 | U.S. Treasury Notes9449529
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152593 | UMBS9449699
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152593 | UMBS9449709
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152593 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152593 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152593 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152593 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152593 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152593 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152593 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000152593 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	41.80%